Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Ordinary shares [member]	American depositary shares (ADS) [member]		Issued capital [member]	Share premium [member]	Treasury shares [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Total
Balance (in shares) at Dec. 31, 2020	228,285,684	114,142,842	[1]
Balance at Dec. 31, 2020				$ 24	$ 824,832	$ (59,704)	$ 283,334	$ 409	$ 1,048,895
Statement Line Items [Line Items]
Net income (loss)				0	0	0	(43,964)	0	(43,964)
Other comprehensive loss				0	0	0	0	(928)	(928)
Share-based remuneration				0	0	0	9,785	0	9,785
Issuance of shares upon exercise of RSUs and options (in shares)	2,172,680	1,086,340
Acquisition of treasury shares (in shares)	(166,632)	(83,316)	[1]
Acquisition of treasury shares				0	0	(749)	0	0	(749)
Balance (in shares) at Dec. 31, 2021	230,291,732	115,145,866	[1]
Balance at Dec. 31, 2021				24	824,832	(60,453)	249,155	(520)	1,013,039
Statement Line Items [Line Items]
Net income (loss)				0	0	0	15,035	0	15,035
Other comprehensive loss				0	0	0	0	(2,865)	(2,865)
Share-based remuneration				0	0	0	9,073	0	9,073
Issuance of shares upon exercise of RSUs and options (in shares)	1,597,500	798,750
Acquisition of treasury shares (in shares)	(53,458,990)	(26,729,495)
Acquisition of treasury shares				(6)	0	(146,063)	0	0	(146,068)
Balance (in shares) at Dec. 31, 2022	178,430,242	89,215,121
Balance at Dec. 31, 2022				18	824,832	(206,514)	273,262	(3,385)	888,213
Statement Line Items [Line Items]
Net income (loss)				0	0	0	153,301	0	153,301
Other comprehensive loss				0	0	0	0	(742)	(742)
Share-based remuneration				0	0	0	18,600	0	18,600
Issuance of shares upon exercise of RSUs and options (in shares)	2,137,018	1,068,509
Acquisition of treasury shares (in shares)	(5,530,692)	(2,765,346)
Acquisition of treasury shares				0	0	(32,695)	0	0	(32,695)
Issuance of shares upon exercise of RSUs and options				0	0	394	0	0	394
Dividends				0	(107,222)	0	0	0	(107,222)
Balance (in shares) at Dec. 31, 2023	175,036,568	87,518,284
Balance at Dec. 31, 2023				$ 18	$ 717,610	$ (238,815)	$ 445,164	$ (4,127)	$ 919,850

[1]	Opera Limited has American depositary shares listed on the Nasdaq Global Select Market, each representing two ordinary shares in the company.